DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair values of derivative instruments
Other Current Liabilities	$ 487,780	$ 475,973
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Fair values of derivative instruments
Other Assets - Current	1,849,448	351,523
Other Current Liabilities	$ 487,780	$ 475,973